UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

(317) 917-7000

(Registrant’s Telephone Number, including Area Code)

Date of fiscal year end: 12/31

Date of reporting period: 3/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.24%

Consumer Discretionary — 14.75%
Genuine Parts Co.	36,050	$3,130,942
MDC Holdings, Inc.	81,290	2,298,881
Omnicom Group, Inc.	42,850	3,110,910
Target Corp.	55,580	3,363,146
Tupperware Brands Corp.	40,160	3,363,802

		15,267,681

Consumer Staples — 6.16%
Procter & Gamble Co./The	38,200	3,078,920
Walgreen Co.	49,900	3,294,897

		6,373,817

Energy — 14.70%
Chevron Corp.	25,280	3,006,045
Ensco PLC - Class A	55,770	2,943,541
Exxon Mobil Corp.	26,950	2,632,476
Helmerich & Payne, Inc.	32,090	3,451,600
Williams Cos., Inc./The	78,460	3,183,907

		15,217,569

Financials — 20.43%
ACE Ltd.	32,210	3,190,723
Aflac, Inc.	48,430	3,053,027
American Express Co.	32,560	2,931,377
BlackRock, Inc.	9,640	3,031,587
Northern Trust Corp.	46,380	3,040,673
T. Rowe Price Group, Inc.	36,170	2,978,599
Willis Group Holdings PLC	66,220	2,922,289

		21,148,275

Health Care — 14.26%
Baxter International, Inc.	40,540	2,982,933
Eli Lilly & Co.	52,980	3,118,403
Johnson & Johnson	28,690	2,818,219
Merck & Co., Inc.	50,790	2,883,348
Stryker Corp.	36,390	2,964,693

		14,767,596

Industrials — 11.96%
Norfolk Southern Corp.	34,160	3,319,327
United Parcel Service, Inc. (UPS) - Class B	31,390	3,056,758
United Technologies Corp.	26,510	3,097,428
W.W. Grainger, Inc.	11,520	2,910,643

		12,384,156

Information Technology — 11.79%
Linear Technology Corp.	59,320	2,888,291
Microsoft Corp.	76,330	3,128,767
QUALCOMM, Inc.	41,420	3,266,381
Texas Instruments, Inc.	61,910	2,919,057

		12,202,496

Real Estate Investment Trusts — 2.66%
Digital Realty Trust, Inc.	51,810	2,750,075

See accompanying notes which are an integral part of this schedule of investments.

Telecommunication Services — 2.53%
AT&T, Inc.	74,820	2,623,937

Total Common Stocks
(Cost $79,637,152)		102,735,602

Money Market Securities — 3.72%

Federated Prime Obligations Fund - Institutional Shares, 0.01% (a)	3,847,493	3,847,493

Total Money Market Securities
(Cost $3,847,493)		3,847,493

Total Investments – 102.96%
(Cost $83,484,645)		106,583,095

Liabilities in Excess of Other Assets – (2.96)%		(3,062,130)

TOTAL NET ASSETS – 100.00%		$103,520,965

(a)	Rate disclosed is the seven day yield as of March 31, 2014.

Tax Related – At March 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$24,233,292
Unrealized depreciation	(1,231,840)

Net unrealized appreciation	$23,001,452

Aggregate cost of securities for income tax purposes	$83,581,643

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Growth Fund

Related Notes to the Schedule of Investments

March 31, 2014

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Crawford Dividend Growth Fund

Related Notes to the Schedule of Investments - continued

March 31, 2014

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities traded on a national securities exchange or in over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, fixed income securities are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Crawford Dividend Growth Fund

Related Notes to the Schedule of Investments - continued

March 31, 2014

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$102,735,602	$-	$-	102,735,602
Money Market Securities	3,847,493	-	-	3,847,493
Total	$106,583,095	$-	$-	$106,583,095

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the reporting period ended March 31, 2014, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Crawford Dividend Opportunity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.55%

Consumer Discretionary — 16.38%
Buckle, Inc./The	26,500	$1,213,700
Columbia Sportswear Co.	8,210	678,556
Cracker Barrel Old Country Store, Inc.	9,940	966,566
Gentex Corp.	40,730	1,284,217
Hillenbrand, Inc.	39,040	1,262,163
John Wiley & Sons, Inc. - Class A	11,500	662,860
MDC Holdings, Inc.	21,270	601,516
Men’s Wearhouse, Inc./The	25,450	1,246,541
Monro Muffler Brake, Inc.	11,640	662,083
Rent-A-Center, Inc.	31,200	829,920
Tupperware Brands Corp.	16,030	1,342,673

		10,750,795

Consumer Staples — 4.56%
Calavo Growers, Inc.	32,260	1,147,811
Female Health Co./The	237,340	1,841,758

		2,989,569

Energy — 4.15%
EV Energy Partners LP (a)	18,880	632,291
QR Energy LP (a)	46,780	836,426
World Fuel Services Corp.	28,450	1,254,645

		2,723,362

Financials — 18.83%
BancFirst Corp.	21,301	1,206,276
Brown & Brown, Inc.	41,160	1,266,082
Bryn Mawr Bank Corp.	43,288	1,243,664
Calamos Asset Management, Inc. - Class A	52,740	681,928
Cash America International, Inc.	17,121	662,925
First Financial Holdings, Inc.	10,160	636,219
Greenhill & Co., Inc.	25,040	1,301,579
Lazard Ltd.	14,970	704,937
Manning & Napier, Inc.	21,350	358,040
Merchants Bancshares, Inc.	39,448	1,286,399
Mercury General Corp.	13,290	599,113
Platinum Underwriters Holdings Ltd.	10,840	651,484
Sterling Bancorp	89,720	1,135,855
Tompkins Financial Corp.	12,660	619,834

		12,354,335

Health Care — 12.23%
Atrion Corp.	5,330	1,631,726
Landauer, Inc.	17,496	793,094
Meridian Bioscience, Inc.	67,150	1,463,198
PerkinElmer, Inc.	28,780	1,296,827
Select Medical Holdings Corp.	31,290	389,561
Simulations Plus, Inc.	27,617	183,929
US Physical Therapy, Inc.	39,310	1,358,947
Utah Medical Products, Inc.	15,740	910,244

		8,027,526

Industrials — 13.91%
A.O. Smith Corp.	15,050	692,601
Applied Industrial Technologies, Inc.	25,610	1,235,426
Dun & Bradstreet Corp.	12,310	1,222,998
Landstar System, Inc.	11,040	653,789

See accompanying notes which are an integral part of this schedule of investments.

Lindsay Corp.	6,840	603,151
Regal-Beloit Corp.	7,170	521,331
TAL International Group, Inc.	28,610	1,226,511
Valmont Industries, Inc.	5,130	763,549
Watsco, Inc.	6,720	671,395
Werner Enterprises, Inc.	24,520	625,505
Woodward, Inc.	22,030	914,906

		9,131,162

Information Technology — 14.90%
Blackbaud, Inc.	20,500	641,650
Broadridge Financial Solutions, Inc.	34,190	1,269,817
Communications Systems, Inc.	32,360	416,473
Global Payments, Inc.	18,320	1,302,735
Intersil Corp. - Class A	53,970	697,292
Littelfuse, Inc.	13,790	1,291,296
Mesa Laboratories, Inc.	15,740	1,420,535
Micrel, Inc.	61,530	681,752
MTS Systems Corp.	18,740	1,283,503
National Instruments Corp.	27,020	775,204

		9,780,257

Materials — 5.68%
Compass Minerals International, Inc.	9,430	778,164
HB Fuller Co.	26,420	1,275,558
NewMarket Corp.	2,340	914,425
RPM International, Inc.	18,100	757,304

		3,725,451

Real Estate Investment Trusts — 4.83%
EPR Properties	11,400	608,646
Mid-America Apartment Communities, Inc.	9,180	626,719
Sun Communities, Inc.	28,000	1,262,520
Tanger Factory Outlet Centers, Inc.	19,230	673,050

		3,170,935

Utilities — 2.08%
Laclede Group, Inc./The	18,640	878,876
South Jersey Industries, Inc.	8,610	482,935

		1,361,811

Total Common Stocks
(Cost $56,641,796)		64,015,203

Money Market Securities — 2.13%

Federated Prime Obligations Fund - Institutional Shares, 0.01% (b)	1,397,834	1,397,834

Total Money Market Securities
(Cost $1,397,834)		1,397,834

Total Investments – 99.68%
(Cost $58,039,630)		65,413,037

Other Assets in Excess of Liabilities – 0.32%		210,407

TOTAL NET ASSETS – 100.00%		$65,623,444

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of March 31, 2014.

See accompanying notes which are an integral part of this schedule of investments.

Tax Related – At March 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$8,127,710
Unrealized depreciation	(678,131)

Net unrealized appreciation	$7,449,579

Aggregate cost of securities for income tax purposes	$57,963,458

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Related Notes to the Schedule of Investments

March 31, 2014

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Crawford Dividend Opportunity Fund

Related Notes to the Schedule of Investments - continued

March 31, 2014

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities traded on a national securities exchange or in over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, fixed income securities are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$64,015,203	$-	$-	$64,015,203
Money Market Securities	1,397,834	-	-	1,397,834
Total	$65,413,037	$-	$-	$65,413,037

*Refer to Schedule of Investments for industry classifications.

Crawford Dividend Opportunity Fund

Related Notes to the Schedule of Investments - continued

March 31, 2014

(Unaudited)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the reporting period ended March 31, 2014, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of May 30, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant            Unified Series Trust

By

                             /s/ John C. Swhear

                      John C. Swhear, President

Date            5/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

                             /s/ John C. Swhear

                      John C. Swhear, President

Date            5/30/14

By

            /s/ Robert W. Silva

              Robert W. Silva, Treasurer

Date        5/30/14